Long-term debt (Tables)	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	September 30,	December 31,
	2016	2015
Long-term debt:
Revolving credit facilities	$979,803	$1,057,093
Term loan credit facilities	1,779,615	1,985,102
Senior unsecured notes	345,000	345,000
Deferred financing fees	(22,428)	(29,354)
Long-term debt	3,081,990	3,357,841
Current portion	(428,245)	(285,783)
Long-term debt	$2,653,745	$3,072,058